RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 21 -   RELATED PARTY TRANSACTIONS

The related party relationships and related party transactions are listed as follows:

Related party relationships

Name of related parties	Relationship with the Company

China Techenergy Co., Ltd. (“China Techenergy”)	40% owned by Beijing Hollysys
Beijing Hollysys Electric Motor Co., Ltd. (“Electric Motor”)	40% owned by Beijing Hollysys
Beijing Hollysys Machine Automation Co., Ltd. (“Hollysys Machine”)	30% owned by Hollysys (Beijing) Investment Co., Ltd. (“Hollysys Investment”)
Beijing IPE Biotechnology Co., Ltd. (“Beijing IPE”)	22.02% owned by Beijing Hollysys
Beijing Hollycon Medicine & Technology. Co., Ltd. (“Hollycon”)	30% owned by Hollysys Group Co., Ltd.(“Hollysys Group”)
Ningbo Hollysys Intelligent Technologies Co., Ltd. (“Ningbo Hollysys”)	40% owned by Hollysys Group
Beijing Hollysys Intelligent Technologies Co., Ltd. (“Hollysys Intelligent”)	100% owned by Ningbo Hollysys
Shenzhen Hollysys Intelligent Technologies Co., Ltd. (“Shenzhen Hollysys”)	60% owned by Ningbo Hollysys
Beijing Pingzhong Software Technology Co., Ltd. (“Pingzhong Software”)	100% owned by Ningbo Hollysys

Due from related parties

	June 30,
	2018	2019

China Techenergy	$29,182	$28,048
Hollysys Intelligent	—	7,810
Ningbo Hollysys	—	162
Hollysys Machine	853	150
Hollycon	51	124
Pingzhong Software	—	1
Shenzhen Hollysys	22	—
Others	3,570	—

	$33,678	$36,295

The Company’s management believes that the collection of amounts due from related parties is reasonably assured and accordingly and no provision had been made for these balances.

Due to related parties

	June 30,
	2018	2019

China Techenergy	$4,141	$4,659
Hollysys Intelligent	—	658
Ningbo Hollysys	—	78
Hollysys Machine	828	—
Electric Motor	34	—
Beijing IPE	2	—
Others	348	—

	$5,353	$5,395

Transactions with related parties

Purchases of goods and services from:

	Year ended June 30,
	2017	2018	2019

Hollysys Intelligent (i)	$—	$—	$668
Ningbo Hollysys (i)	—	—	34
Hollycon	8	16	4
Electric Motor	29	77	—
Hollysys Machine (ii)	749	—	—

	$786	$93	$706

(i)	The Company purchases products from Hollysys Intelligent and Ningbo Hollysys used to provide an integrated automation and control system to its customer.

(ii)	The Company engages Hollysys Machine to sell the Company's products to end customers. The Company pays commission to Hollysys Machine in exchange for its services. The amount of the commission is determined based on the value of the products sold by Hollysys Machine during the year.

Sales of goods and integrated solutions to:

	Year ended June 30,
	2017	2018	2019

China Techenergy (i)	$10,842	$11,519	$11,094
Hollysys Intelligent (ii)	—	—	309
Ningbo Hollysys (ii)	—	—	163
Hollycon	108	225	44
Hollysys Machine	167	—	—
Beijing IPE	7	—	—
Others	765	86	—

	$11,889	$11,830	$11,610

(i)	The Company sells automation control systems to China Techenergy which is used for non-safety operations control in the nuclear power industry. China Techenergy incorporates the Company’s non-safety automation control systems with their proprietary safety automated control systems to provide an overall automation and control system for nuclear power stations in China. The Company is not a party to the integrated sales contracts executed between China Techenergy and its customers. The Company’s pro rata shares of the intercompany profits and losses are eliminated until realized through a sale to outside parties, as if China Techenergy were a consolidated subsidiary.
(ii)	The Company sells products to Hollysys Intelligent and Ningbo Hollysys, they incorporate the Company’s product with their automated systems to provide an integrated automation and control system to their customer. The Company’s pro rata shares of the intercompany profits and losses are eliminated until realized through a sale to outside parties, as if Hollysys Intelligent and Ningbo Hollysys were a consolidated subsidiary.

Other income from:

	Year ended June 30,
	2017	2018	2019

Hollysys Intelligent (i)	$—	$—	$1,018
Hollycon (ii)	602	731	972
Ningbo Hollysys (i)	—	—	530

	$602	$731	$2,520

(i)	The Company entered into an operating lease agreement with Hollysys Intelligent and Ningbo Hollysys to lease part of building located in Beijing, respectively. The lease term is for one year from the commencement date of January 1, 2019 to December 31, 2019.
(ii)	The Company entered into an operating lease agreement with Hollycon to lease part of building located in Beijing. The lease term was for one year and ended on May 31, 2019 and a renewed lease agreement was signed with a one year lease term of June 1, 2019 to May 31, 2020.

Amounts due from and due to the related parties relating to the above transactions are unsecured, non-interest bearing and repayable on demand.